Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance table
Year(1)	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Total for Second PEO ($)	Compensation Actually Paid to First PEO(2) ($)	Compensation Actually Paid to Second PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MMs)(4)	Adjusted EPS(5) ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	40,406,018	17,414,329	34,410,149	18,918,020	7,394,893	7,426,310	146.74	118.17	3,246	2.90
2021	25,335,936	N/A	55,348,220	N/A	13,316,860	19,729,777	160.51	118.24	2,827	2.55
2020	23,720,707	N/A	63,079,713	N/A	6,454,940	12,715,279	130.08	100.49	2,369	2.31

(1)
During 2022, our PEOs were Mr. Robo (first PEO) and Mr. Ketchum (second PEO). During 2021 and 2020, our PEO was Mr. Robo. During 2022, our non-PEO NEOs consisted of Mr. Crews, Mrs. Kujawa, Mr. Silagy, Mr. Sieving and Ms. Caplan. During 2021 and 2020, our non-PEO NEOs consisted of Messrs. Ketchum, Silagy and Sieving and Mrs. Kujawa.

(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	First PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
2020	First PEO	23,720,707	(16,101,809)	22,483,170	20,062,587	13,222,028	—	(951,970)	554,570	90,431	63,079,713
	Other NEOs	6,454,940	(3,495,669)	4,783,802	3,164,051	1,901,154	—	(316,805)	193,518	30,289	12,715,279

(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

(3)
TSR is determined based on the value of an initial fixed investment of $100 and reflects reinvestment of dividends. The TSR peer group consists of the S&P 500 Utilities Index.

(4)
Net income excludes net income attributable to non-controlling interests.

(5)
See Appendix A for a reconciliation of adjusted EPS to the most directly comparable GAAP financial measure.

Over the last three years, our Company had robust financial and operational performance. Our TSR exceeded the TSR of the S&P 500 Utilities Index; an initial investment of $100 in NextEra Energy stock at the beginning of 2020 would have grown to $146.74 at the end of 2022 while the same investment in the S&P 500 Utilities Index would have yielded $118.17. Our financial performance was strong with FY2021 net income growth of 19.3% and FY2022 net income growth of 14.8%. Adjusted EPS growth was 10.4% in FY2021 and 13.7% in FY2022.
Our Company maintains a pay for performance philosophy and the majority of compensation is performance-based as further described in our Compensation Discussion & Analysis within the sections titled “Delivering for Shareholders, Customers and Community while Successfully Executing our CEO Succession Plan to Position the Organization for the Future” and “Our Target Pay Mix is Heavily Weighted Toward Performance.” Our Company’s substantial financial and operational performance coupled with significant stock price increase resulted in compensation actually paid that exceeds the amounts reported in the Summary Compensation Table for our PEOs and non-PEO NEOs each year, except for Mr. Robo’s 2022 compensation actually paid.
The higher values for compensation actually paid in 2020 and 2021 for our PEOs and non-PEO NEOs aligns with strong TSR, net income and adjusted EPS results over the same period. In 2022, we continued to deliver outstanding net income and adjusted EPS performance and our TSR materially outperformed the S&P 500 Utilities Index on a 3-year basis. The stock price decline in 2022 caused our compensation actually paid to decrease notably compared to 2021 and 2020, illustrating our Company’s commitment to paying for performance and aligning executive compensation with shareholder returns.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
(1)
During 2022, our PEOs were Mr. Robo (first PEO) and Mr. Ketchum (second PEO). During 2021 and 2020, our PEO was Mr. Robo. During 2022, our non-PEO NEOs consisted of Mr. Crews, Mrs. Kujawa, Mr. Silagy, Mr. Sieving and Ms. Caplan. During 2021 and 2020, our non-PEO NEOs consisted of Messrs. Ketchum, Silagy and Sieving and Mrs. Kujawa.

Peer Group Issuers, Footnote [Text Block]	(3) TSR is determined based on the value of an initial fixed investment of $100 and reflects reinvestment of dividends. The TSR peer group consists of the S&P 500 Utilities Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	First PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
2020	First PEO	23,720,707	(16,101,809)	22,483,170	20,062,587	13,222,028	—	(951,970)	554,570	90,431	63,079,713
	Other NEOs	6,454,940	(3,495,669)	4,783,802	3,164,051	1,901,154	—	(316,805)	193,518	30,289	12,715,279

(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

Non-PEO NEO Average Total Compensation Amount	$ 7,394,893	$ 13,316,860	$ 6,454,940
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,426,310	19,729,777	12,715,279
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	First PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
2020	First PEO	23,720,707	(16,101,809)	22,483,170	20,062,587	13,222,028	—	(951,970)	554,570	90,431	63,079,713
	Other NEOs	6,454,940	(3,495,669)	4,783,802	3,164,051	1,901,154	—	(316,805)	193,518	30,289	12,715,279

(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	the relationship between CAP and our TSR;
Compensation Actually Paid vs. Net Income [Text Block]	the relationship between CAP and our Net Income; and
Compensation Actually Paid vs. Company Selected Measure [Text Block]
the relationship between CAP and the Company’s Adjusted EPS for each year, which is our Company Selected Measure (“CSM”). The CSM represents, in our assessment, the most important financial performance measure used to link CAP to Company performance.

Total Shareholder Return Vs Peer Group [Text Block]	the relationship between our cumulative TSR and the TSR of the S&P 500 Utilities Index (“Peer Group TSR”);
Tabular List [Table Text Block]
Tabular list of most important measures to determine 2022 compensation actually paid
The list below represents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and non-PEO NEOs for 2022 to Company performance. The measures are not ranked. Descriptions of these measures, and the manner in which these measures determine the amounts of incentive compensation paid to our NEOs, is described in our Compensation Discussion & Analysis within the sections titled “2022 Annual Performance-Based Incentive Compensation” and “2022 Long-Term Performance-Based Equity Compensation.”
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Adjusted EPS
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Adjusted ROE
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Adjusted Earnings

Total Shareholder Return Amount	$ 146.74	160.51	130.08
Peer Group Total Shareholder Return Amount	118.17	118.24	100.49
Net Income (Loss)	$ 3,246,000,000	$ 2,827,000,000	$ 2,369,000,000
Company Selected Measure Amount	2.9	2.55	2.31
PEO Name	Mr. Robo
Percentage Of Income Growth	14.80%	19.30%
Percentage Of Adjusted EPS Growth	13.70%	10.40%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(4)
Net income excludes net income attributable to non-controlling interests.

(5)
See Appendix A for a reconciliation of adjusted EPS to the most directly comparable GAAP financial measure.

Over the last three years, our Company had robust financial and operational performance. Our TSR exceeded the TSR of the S&P 500 Utilities Index; an initial investment of $100 in NextEra Energy stock at the beginning of 2020 would have grown to $146.74 at the end of 2022 while the same investment in the S&P 500 Utilities Index would have yielded $118.17. Our financial performance was strong with FY2021 net income growth of 19.3% and FY2022 net income growth of 14.8%. Adjusted EPS growth was 10.4% in FY2021 and 13.7% in FY2022.
Our Company maintains a pay for performance philosophy and the majority of compensation is performance-based as further described in our Compensation Discussion & Analysis within the sections titled “Delivering for Shareholders, Customers and Community while Successfully Executing our CEO Succession Plan to Position the Organization for the Future” and “Our Target Pay Mix is Heavily Weighted Toward Performance.” Our Company’s substantial financial and operational performance coupled with significant stock price increase resulted in compensation actually paid that exceeds the amounts reported in the Summary Compensation Table for our PEOs and non-PEO NEOs each year, except for Mr. Robo’s 2022 compensation actually paid.
The higher values for compensation actually paid in 2020 and 2021 for our PEOs and non-PEO NEOs aligns with strong TSR, net income and adjusted EPS results over the same period. In 2022, we continued to deliver outstanding net income and adjusted EPS performance and our TSR materially outperformed the S&P 500 Utilities Index on a 3-year basis. The stock price decline in 2022 caused our compensation actually paid to decrease notably compared to 2021 and 2020, illustrating our Company’s commitment to paying for performance and aligning executive compensation with shareholder returns.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings
James Robo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 40,406,018	$ 25,335,936	$ 23,720,707
PEO Actually Paid Compensation Amount	34,410,149	55,348,220	63,079,713
James Robo [Member] | Deduct: Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,094,677)	(17,391,104)	(16,101,809)
James Robo [Member] | Add: Fair Value at Fiscal Year- End of Unvested Option and Stock Awards Granted in Fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,259,934	23,190,233	22,483,170
James Robo [Member] | Add: Change in Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,507,964)	14,918,520	20,062,587
James Robo [Member] | Add: Change in Value of Option and Stock Awards Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,326,246)	9,630,919	13,222,028
James Robo [Member] | Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,000,479)	(1,023,668)	(951,970)
James Robo [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	597,194	598,193	554,570
James Robo [Member] | Add: Dividends Paid on Unvested Shares in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	76,368	89,191	90,431
John Ketchum [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	17,414,329
PEO Actually Paid Compensation Amount	18,918,020
John Ketchum [Member] | Deduct: Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,623,931)
John Ketchum [Member] | Add: Fair Value at Fiscal Year- End of Unvested Option and Stock Awards Granted in Fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,168,274
John Ketchum [Member] | Add: Change in Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,053,175)
John Ketchum [Member] | Add: Change in Value of Option and Stock Awards Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,857,707)
John Ketchum [Member] | Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(475,209)
John Ketchum [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	292,699
John Ketchum [Member] | Add: Dividends Paid on Unvested Shares in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,740
Non-PEO NEO [Member] | Deduct: Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,332,201)	(9,961,104)	(3,495,669)
Non-PEO NEO [Member] | Add: Fair Value at Fiscal Year- End of Unvested Option and Stock Awards Granted in Fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,010,715	12,160,788	4,783,802
Non-PEO NEO [Member] | Add: Change in Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(554,750)	2,529,143	3,164,051
Non-PEO NEO [Member] | Add: Change in Value of Option and Stock Awards Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,002,574)	1,788,740	1,901,154
Non-PEO NEO [Member] | Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(305,362)	(375,214)	(316,805)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	185,918	238,766	193,518
Non-PEO NEO [Member] | Add: Dividends Paid on Unvested Shares in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 29,670	$ 31,799	$ 30,289